VictoryShares US Small Cap High Div Volatility Wtd ETF Average Annual Total Returns	12 Months Ended	24 Months Ended	60 Months Ended	98 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	21.02%	13.15%	13.92%	14.29%
Russell 2000® Value Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	12.59%	11.10%	8.88%		9.27%
Nasdaq Victory US Small Cap High Dividend 100 Volatility Weighted Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	2.62%		7.47%		10.20%
VictoryShares US Small Cap High Div Volatility Wtd ETF
Prospectus [Line Items]
Average Annual Return, Percent	2.19%		6.96%		9.76%
VictoryShares US Small Cap High Div Volatility Wtd ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	1.33%		6.09%		8.83%
VictoryShares US Small Cap High Div Volatility Wtd ETF | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.88%		5.38%		7.81%